Securities - Income from securities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Securities Issued [Line Items]
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	R$ 1,284,794	R$ 1,100,971	R$ 660,585
Gains (losses) on financial assets at fair value through profit or loss	194,250	209,400	(58,754)
Interest revenue for financial assets measured at amortised cost	R$ 136,064	R$ 161,367	R$ 143,783